Provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 9,852,350	R$ 9,628,268
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	219,312	171,831
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	925,899	807,950
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	812,534	669,108
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,711,737	1,362,849
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	918,561	1,321,935
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 5,264,307	R$ 5,294,595